INVENTORY (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES
	December 31, 2025	June 30, 2026	June 30, 2026
	SGD’000	SGD’000	USD’000
Raw materials	5,720	5,049	3,901
Work-in-progress	2,920	554	428
Finished goods	562	552	427
Total inventory, net	9,202	6,155	4,756